Trade and Notes Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Trade and Notes Receivables	The credit terms given to trade customers are determined on an individual basis.

	2017	2016
	RMB million	RMB million
Trade receivables	2,124	2,630
Notes receivable	—	30

At 31 December	2,124	2,660

Summary of Ageing Analysis of Trade and Notes Receivables

An ageing analysis of the trade and notes receivables as at the end of the reporting period, based on the invoice/billing date, was as follows:

	2017	2016
	RMB million	RMB million
Within 90 days	1,912	2,324
91 to 180 days	38	167
181 to 365 days	100	102
Over 365 days	162	182

	2,212	2,775
Provision for impairment of trade receivables	(88)	(115)

	2,124	2,660

Trade and notes receivables [member]
Summary of Ageing Analysis of Trade and Notes Receivables Past Due But Not Impaired	The ageing analysis of these trade and notes receivables was as follows:

	2017	2016
	RMB million	RMB million
Past due:
Within 90 days	38	167
91 to 180 days	93	30
181 to 365 days	—	70

	131	267

Summary of Provision for Impairment of Trade and Notes Receivables

Movements in the Group’s provision for impairment of trade and notes receivables were as follows:

	2017	2016
	RMB million	RMB million
At 1 January	115	216
Impairment losses recognized (note 10)	6	8
Amount written off during the year as uncollectible	(13)	(100)
Impairment losses reversed (note 10)	(9)	(9)
Disposal of subsidiary	(5)	—
Provision included in held for sale	(6)	—

At 31 December	88	115